Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Sep. 30, 2024 TWD ($) $ / shares	Jun. 30, 2024 TWD ($) $ / shares	Mar. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Sep. 30, 2023 TWD ($) $ / shares	Jun. 30, 2023 TWD ($) $ / shares	Mar. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Sep. 30, 2022 TWD ($) $ / shares	Jun. 30, 2022 TWD ($) $ / shares	Mar. 31, 2022 TWD ($) $ / shares	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Resolution date of TSMC's Board of Directors in its meeting													Feb. 12, 2025	Feb. 06, 2024	Feb. 14, 2023
Special capital reserve	$ 311,147.0				$ 311,147.0								$ 311,147.0	$ 311,147.0		$ 9,489.1
Cash dividends per share | $ / shares	$ 4.5	$ 4.5	$ 4	$ 4	$ 3.5	$ 3.5	$ 3	$ 3	$ 2.75	$ 2.75	$ 2.75	$ 2.75
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 12, 2025	Nov. 12, 2024	Aug. 13, 2024	May 10, 2024	Feb. 06, 2024	Nov. 14, 2023	Aug. 08, 2023	May 09, 2023	Feb. 14, 2023	Nov. 08, 2022	Aug. 09, 2022	May 10, 2022
Special capital reserve	$ 0.0	$ 0.0	$ 0.0	$ (28,020.8)	$ 28,020.8	$ 17,228.4	$ (6,365.5)	$ 3,273.5	$ 17,166.2	$ 31,910.4	$ (12,002.8)	$ (15,541.0)	$ 0.0	$ 28,020.8	$ 17,166.2
Cash dividends to shareholders	$ 116,697.3	$ 116,697.3	$ 103,721.5	$ 103,734.5	$ 90,762.2	$ 90,762.3	$ 77,796.2	$ 77,796.2	$ 71,308.5	$ 71,308.5	$ 71,308.5	$ 71,308.5